Leases - Maturities of lease liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Maturities of lease liabilities: Operating lease
2020		$ 239,660
2021	$ 205,137	199,062
2022	132,452	127,300
2023	27,439	24,571
2024	11,376	9,191
Thereafter	42,414	42,008
Total lease payments	540,133	641,792
Less: Imputed interest	(68,841)	(88,665)
Total operating lease liabilities	471,292	553,127
Other current liabilities	(204,138)	(202,972)
Operating lease liabilities	267,154	350,155
Maturities of lease liabilities: Finance lease
2020		66,285
2021	66,279	66,279
2022	50,226	50,227
2023	42,862	42,862
2024	32,147	32,147
Total lease payments	224,653	257,800
Less: Imputed interest	(35,844)	(45,183)
Total finance lease liabilities	188,809	212,617	$ 66,984
Less: Current portion	(50,860)	(48,678)
Long-term portion of lease obligations	137,949	163,939
Future minimum payments for total lease liabilities
2020		305,945
2021	271,416	265,341
2022	182,678	177,527
2023	70,301	67,433
2024	43,523	41,338
Thereafter	42,414	42,008
Total lease payments	764,786	899,592
Less: Imputed interest	(104,685)	(133,848)
Total	660,101	765,744
Less: Current portion	(254,998)	(251,650)
Long-term portion of lease obligations	$ 405,103	$ 514,094